PREPAID EXPENSES (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	$ 135,767	$ 123,272	$ 140,610
General
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	44,613	47,216	0
Insurance
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	59,815	57,882	41,029
Environmental and taxes
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	6,850	8,789	47,508
Rent
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	24,489	9,385	11,458
Market advisors
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	$ 0	$ 0	$ 40,615